Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Finished products	184,684,428	120,545,622
In process products	1,698,741	638,700
Raw material	265,412,390	189,700,921
In transit raw material	21,209,137	35,978,861
Materials and products	13,075,171	9,739,510
Realizable net value estimate and obsolescence	(5,280,333)	(3,176,553)
Total	480,799,534	353,427,061

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Initial balance	(3,176,553)	(3,944,679)
Inventories write-down estimation	(4,756,848)	(2,902,530)
Inventories recognised as an expense	2,371,770	3,692,846
Business combinations effect	281,298	(22,190)
Total	(5,280,333)	(3,176,553)